Short-Term Bank Loan (Details) - Schedule of Short-Term Bank Loan - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short-term bank loan, Total	$ 422,400	$ 435,000
Loan from Bank of China [Member]
Short-Term Debt [Line Items]
Short-term bank loan, Total		435,000
Loan from Bank of China One [Member]
Short-Term Debt [Line Items]
Short-term bank loan, Total	$ 422,400